Shareholders' Equity	12 Months Ended
Dec. 31, 2025
Shareholders' Equity [Abstract]
SHAREHOLDERS' EQUITY

12. SHAREHOLDERS’ EQUITY

Share Options:

There was no share options granted during the year of 2025 and no share options were forfeited nor exercised in the year ended December 31, 2025.

Shares Issued and Outstanding:

90,000,000 Class A shares authorized; $0.005 par value; 14,318,410 shares issued and outstanding as of December 31, 2025; 5,065,150 shares issued and outstanding as of December 31, 2024.

Convertible Notes

On May 6, 2025, NFT Limited, a Cayman Islands exempted company (the “Company”) entered into a securities purchase agreement (the “Purchase Agreement”) with certain non-affiliated investors identified therein (the “Investors”), pursuant to which the Company will issue unsecured promissory notes in the aggregate original principal amount of $20,000,000.00 (the “Notes”), convertible into Class A ordinary shares, $0.005 par value per share, of the Company (the “Ordinary Shares”), for $20,000,000.00 in aggregate gross proceeds.

The Notes bear a simple interest at a rate of 5% per annum. All outstanding principal and accrued interest on the Note will become due and payable thirty-six (36) months after the purchase price of the Notes is delivered by Investors to the Company (the “Purchase Date”). The Company may prepay all or a portion of the Notes at any time by paying 105% of the outstanding balance elected for pre-payment, provided that the Company gives no less than five (5) Trading Days (as defined in the Note) prior written notice to the Investors. The Investors have the right to redeem the Note, up to $250,000.00 per calendar month, at any time after the date that is six (6) months from the Purchase Date by providing the Company with a redemption notice. Redemptions may be satisfied in cash or Ordinary Shares at the Company’s election. However, the Company will be required to pay the redemption amount in cash, in the event there is an Equity Conditions Failure (as defined in the Note). If Company chooses to satisfy a redemption in Ordinary Shares, such Ordinary Shares shall be issued at the Conversion Price (as defined in the Note). The Investors have the right at any time after the date that is six (6) months from the Purchase Date until the outstanding balance has been paid in full, at its election, to convert all or any portion of the outstanding balance into shares of fully paid and non-assessable Ordinary Shares of the Company as described above.

On June 3, 2025, the Company entered into a certain amendment (the “Amendment”) to the Purchase Agreement in accordance with the terms of the Purchase Agreement. Pursuant to the Amendment, the Company and the Investors agreed to (i) amend and restate the Notes (the “Amended and Restated Notes”) such that the Amended and Restated Notes shall become convertible and redeemable after one (1) month from the Purchase Price Date (as defined in the Notes), and (ii) provide registration rights under a registration statement on Form F-1 to the Investors for the Ordinary Shares issuable upon the conversion or redemption of the Amended and Restated Notes.

US$20 million were converted into 9,253,260 Class A Ordinary Shares at $2.1614 per share on August 11, 2025.